UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net income	$ 7,448,858	$ 6,648,374
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,505,747	6,715,770
Amortization of intangibles	3,135,541	1,016,946
Amortization of financing costs	314,823	266,804
Share-based compensation	991,453	558,339
Changes in operating assets and liabilities	639,090	533,779
Net Cash from Operating Activities	20,035,512	15,740,012
Cash Flows from Investing Activities:
Advance for vessel acquisition	0	(3,121,287)
Acquisition of vessels, attached intangibles and related capital expenditures	0	(31,176,450)
Other fixed assets acquired	0	(6,842)
Net Cash used in Investing Activities	0	(34,304,579)
Cash Flows from Financing Activities:
Repayment of long-term debt	(11,350,000)	(8,850,000)
Repayment of long-term loan from a related party	(2,000,000)	0
Payment of financing costs	(105,400)	0
Proceeds from the issuance of common shares	20,055,000	0
Proceeds from the issuance of preferred shares	0	38,499,990
Payment of other offering costs	(133,408)	(110,220)
Dividends paid on common shares	(8,486,643)	(9,795,600)
Dividends paid on preferred shares	(937,012)	0
Net Cash from / (used in) Financing Activities	(2,957,463)	19,744,170
Net increase in cash and cash equivalents	17,078,049	1,179,603
Cash and cash equivalents at the beginning of the period	7,141,452	7,150,155
Cash and cash equivalents at the end of the period	$ 24,219,501	$ 8,329,758